Subsequent Events - Additional Information (Detail)		1 Months Ended			4 Months Ended
	Feb. 13, 2020 MXN ($)	May 31, 2020 MXN ($)	Apr. 30, 2020 MXN ($)	Mar. 31, 2020	Apr. 30, 2020 MXN ($) Airport	Feb. 14, 2020 MXN ($)	Dec. 31, 2019 MXN ($)	Mar. 29, 2019	Dec. 31, 2018 MXN ($)	Dec. 31, 2017 MXN ($)
Disclosure Of Nonadjusting Events After Reporting Period [Line Items]
Issuance of debt securities							$ 12,000,000,000		$ 9,000,000,000	$ 9,000,000,000
Derivative financial instrument basis points								45.00%
Events after reporting [Member]
Disclosure Of Nonadjusting Events After Reporting Period [Line Items]
Issuance of debt securities						$ 2,200,000,000
Borrowings interest rate basis	TIIE-28 plus 17 basis points
Derivative financial instrument basis points	17.00%
Maturity date	Feb. 06, 2025
Percentage of decrease in passenger traffic			91.50%		24.50%
Percentage of decrease in domestic passenger traffic			88.00%		24.00%
Percentage of decrease in international passenger traffic			96.00%		25.10%
Percentage of decrease in load factor			53.00%
Percentage of load factor			84.30%	15.10%
Number of airports | Airport					14
Events after reporting [Member] | Scotiabank [Member]
Disclosure Of Nonadjusting Events After Reporting Period [Line Items]
Borrowings interest rate basis			TIIE-28 plus 100 basis points
Structuring fee interest rate basis			40 basis points
Events after reporting [Member] | BBVA [Member]
Disclosure Of Nonadjusting Events After Reporting Period [Line Items]
Credit lines		$ 1,000,000
Borrowings repayment term		24-month
Structuring fee interest rate basis		40 basis points
Unsecured Debt Securities G A P 15 [Member] | Events after reporting [Member]
Disclosure Of Nonadjusting Events After Reporting Period [Line Items]
Issuance of debt securities						$ 22,000,000
Maturity date	Feb. 20, 2015
TIIE-28 Plus 17 Basis Point [Member] | Events after reporting [Member]
Disclosure Of Nonadjusting Events After Reporting Period [Line Items]
Issuance of debt securities	$ 30,000,000
Value per debt securities	100
TIIE-28 Plus 17 Basis Point [Member] | Unsecured Debt GAP 20 [Member] | Events after reporting [Member]
Disclosure Of Nonadjusting Events After Reporting Period [Line Items]
Issuance of debt securities	$ 3,000,000,000
TIIE-28 Plus 100 Basis Point [Member] | Events after reporting [Member] | Scotiabank [Member]
Disclosure Of Nonadjusting Events After Reporting Period [Line Items]
Credit lines			$ 1,000,000		$ 1,000,000
Borrowings repayment term			15-month
Fixed Rate Interest [Member] | Events after reporting [Member] | BBVA [Member]
Disclosure Of Nonadjusting Events After Reporting Period [Line Items]
Interest rate		6.99%